December 6, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Zurich Money Market Fund, Zurich Government Money Market Fund and Zurich Tax-Free Money Market Fund, each a series of Zurich Money Funds (Reg. No. 2-51992) (811-2527) (the "Trust") Post Effective Amendment No. 48 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 1999.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at 617/295-2592.


                                            Very truly yours,



                                            Zurich Money Fund


                                        By: /s/Caroline Pearson

                                            Caroline Pearson
                                            Assistant Secretary